Employee Benefit Plans (Reconciliation Of The Changes In Projected Benefit Obligation And The Fair Value Of Plan Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Employee Benefit Plans [Abstract]
Projected benefit obligation at beginning of year	¥ 213,653	¥ 215,761
Service cost	9,016	9,328	8,719
Interest cost	4,649	4,480	4,307
Actuarial gain (loss)	9,415	(647)
Benefits paid	(14,785)	(15,406)
Acquisition and Other	20,542	137
Projected benefit obligation at end of year	242,490	213,653	215,761
Fair value of plan assets at beginning of year	120,727	122,632
Actual return on plan assets	6,696	1,865
Employer contributions	32,291	4,407
Benefits paid	(8,114)	(8,177)
Acquisition	8,052
Fair value of plan assets at end of year	159,652	120,727	122,632
Funded status at end of year	(82,838)	(92,926)
Amounts recognized in the consolidated balance sheets	¥ (82,838)	¥ (92,926)